Related Party Transactions	12 Months Ended
Feb. 28, 2026
Related Party Transactions [Abstract]
Related Party Transactions

Note 16 – Related Party Transactions

In the ordinary course of business, the Company engages in transactions with its principal stockholders, affiliates, and executive officers. These transactions are carried out on terms comparable to those that would be obtained in arm-length dealings with unrelated third parties. During the year ended February 28, 2026, the Company entered into a consulting service agreement with Mr. Choe Yang Yeat, a related party of the Company, for consulting and advisory services provided to the Company. The arrangement was entered into in the ordinary course of business and on terms that management considered commercially reasonable.

During the years ended February 28, 2026 and 2025, the Company engaged in the following transactions with ZhongXin Marine (Zhoushan) Satellite Communications Equipment Co., Ltd., its affiliate:

	February 28, 2026	February 28, 2025
Related party transaction
Purchases of two satellite portable stations	$15,270	$—

The following balances were outstanding at the end of the reporting periods:

	February 28, 2026	February 28, 2025
Related party payable
ZhongXin Marine (Zhoushan) Satellite Communications Equipment Co., Ltd.	$7,938	$—